PREMISES AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Land	$ 1,493	$ 860
Buildings and improvements	6,454	3,842
Furniture and equipment	1,949	1,097
Automobiles	29	29
Property, Plant and Equipment, Gross	9,925	5,828
Less: accumulated depreciation	5,317	3,184
Balance at end of year	$ 4,608	$ 2,644